Changes in Liabilities arising from Financial Activities - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January	€ 536	€ 742
New bank loans	220
Installments	(245)	(207)
Closing balance at 31 December	510	536
Opening balance at January 1st	909	735
New finance leases	730	543
Installments	(503)	(369)
Closing balance at December 31	1,136	909
Opening balance at January 1st	1,770
Closing balance at December 31	3,140	1,770
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st	1,770	8,438
Repayments	(226)	(1,233)
Proceeds-Liability component	598
Remeasurement	998	(80)
Derecognition of liability (non-recurring gain)		(5,356)
Closing balance at December 31	€ 3,140	€ 1,770